Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 11,352,511		$ 10,143,613		$ 18,170,496		$ 15,945,418		$ 15,191,866
Cost of sales	5,348,849		5,034,397		8,062,400		7,671,428		5,299,465
Selling and distribution expenses	1,001,942		2,716,614		3,757,708		3,768,329		879,083
Administrative expenses	754,968		513,574		1,369,065		1,224,720		1,442,203
Income from operations							3,280,941		7,571,115
Operating expenses	4,246,752		1,879,028		4,981,323		3,280,941
Other income	14,102		13,882		30,698		40,775		44,763
Income before income taxes	4,260,854		1,892,910		5,012,021		3,321,716		7,615,878
Income taxes	1,148,881		456,139		2,237,694		1,408,006		2,507,617
Net income	3,111,973		1,436,771		2,774,327		1,913,710		5,108,261
Other comprehensive income:
Net change in foreign currency translation adjustment	447,250		(445,958)		(1,417,134)		(643,816)		1,046,451
Total comprehensive income	$ 3,559,223		$ 990,813		$ 1,357,193		$ 1,269,894		$ 6,154,712
Earnings per share (cents):
Basic (in Dollars per share)	$ 24.7	[1]	$ 11.4	[1]	$ 0.22	[2]	$ 0.15	[2]	$ 0.41	[2]

[1]	Giving retroactive effect to the Reverse Split and Stock Split in the six months ended December 31, 2022 as detailed in note 13 to the consolidated financial statements.
[2]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.